Impairment and onerous contracts - Ferrous Minerals (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Impairment and onerous contracts
Impairment and disposal of non-current assets	$ 432	$ 403	$ 593	$ 432